Share Capital and Share-Based Payments (Details 4) - Restricted Share Units [Member]	9 Months Ended
Sep. 30, 2026 $ / shares shares
Statement [Line Items]
Stock Options Outstanding	1,825,166
Aprill 1, 2024 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.02
Stock Options Outstanding	582,000
April 9, 2025 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 2.41
Stock Options Outstanding	984,000
May 27, 2025 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 4.38
Stock Options Outstanding	50,000
March 16, 2026 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 9.41
Stock Options Outstanding	209,166